CONSOLIDATED STATEMENTS OF CASH FLOWS - Reconciliation of Cash, Cash Equivalents and Restricted Cash ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Reconciliation of cash, cash equivalents, and restricted cash reported within the statement of financial position that sum to the total of the same such amounts shown in the statement of cash flows
Cash and cash equivalents	¥ 11,692,773	$ 1,695,293	¥ 9,721,225		¥ 14,212,778
Restricted cash	895,483	129,833	27,736		133,196
Restricted cash, non-current (1)	¥ 14,831	$ 2,150	¥ 20,400		¥ 14,118
Restricted Cash, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Other Assets, Noncurrent	Other Assets, Noncurrent	Other Assets, Noncurrent	Other Assets, Noncurrent	Other Assets, Noncurrent
Total cash, cash equivalents, and restricted cash shown in the statement of cash flows	¥ 12,603,087	$ 1,827,276	¥ 9,769,361	$ 1,416,424	¥ 14,360,092